Cash and cash equivalents and borrowings and other borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 6,438,000	€ 4,990
Exinfrastructure project [Member]
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 2,865,000	€ 3,437,000
Exinfrastructure project [Member] | 13 September 2030 [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	4.375%
Exinfrastructure project [Member] | 31 March 2025 [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	1.375%
Exinfrastructure project [Member] | 14 May 2026 [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	1.38%
Exinfrastructure project [Member] | 12 November 2028 [Member]
Corporate debt ex infrastructure project [Line Items]
Borrowings, interest rate	0.54%
Exinfrastructure project [Member] | 13 September 2023
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 500,000
Exinfrastructure project [Member] | 29 March 2017
Corporate debt ex infrastructure project [Line Items]
Notional amount	500,000
Exinfrastructure project [Member] | 14 May 2020
Corporate debt ex infrastructure project [Line Items]
Notional amount	780,000
Exinfrastructure project [Member] | 12 November 2020
Corporate debt ex infrastructure project [Line Items]
Notional amount	€ 500,000